Fair Value	6 Months Ended
Jun. 30, 2024
Fair Value Disclosures [Abstract]
Fair Value
9.
Fair Value

The Bank determines the appropriate level in the fair value hierarchy for each fair value measurement. The level in the fair value hierarchy within which a fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels are as follows:

Level 1—quoted prices (unadjusted) in active markets for identical assets or liabilities as of the reporting date. Financial assets and liabilities utilizing Level 1 inputs include active exchange-traded equity securities, exchange-based derivatives, mutual funds and money market funds.

Level 2—inputs other than quoted prices included within Level 1 that are directly observable for the asset or liability or indirectly observable through corroboration with observable market data. Financial assets and liabilities utilizing Level 2 inputs include fixed income securities, non-exchanged-based derivatives, commingled investment funds not subject to purchase and sale restrictions and fair-value hedges.

Level 3—unobservable inputs, such as internally-developed pricing models for the asset or liability due to little or no market activity for the asset or liability. Financial assets and liabilities utilizing Level 3 inputs include infrequently-traded non-exchange-based instruments with unique characteristics.

Fair Value of Assets Measured on a Recurring Basis

The following describes the valuation methodology used for the Bank’s financial instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Available-for-Sale Securities: Fair values of investment securities available for sale were primarily measured using information from a third-party pricing service. This pricing service provides pricing information by utilizing evaluated pricing models supported with market data information. Standard inputs include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and reference data from market research publications. If quoted prices were available in an active market, investment securities were classified as Level 1 measurements. If quoted prices were not available in an active market, fair values were estimated primarily by the use of pricing models. Level 2 investment securities were primarily comprised of mortgage-backed securities issued by government agencies and U.S. government-sponsored enterprises. Investment securities are classified within Level 3 when little or no market activity supports the fair value.

Mortgage Loans Held for Sale: The Bank originates mortgage loans that it intends to sell to the secondary market. Mortgage loans held for sale are valued on a recurring basis using a market approach by utilizing either: (i) the fair value of securities backed by similar mortgage loans, adjusted for certain factors to approximate the fair value of a whole mortgage loan, including the value attributable to mortgage servicing and credit risk, (ii) current commitments to purchase loans or (iii) recent observable market trades for similar loans, adjusted for credit risk and other individual loan characteristics. As these prices are derived from market observable inputs, the Bank classifies these valuations as Level 2 in the fair value disclosures.

Derivative Financial Instruments: The Bank enters into derivative financial instruments as part of its hedging strategy and measures these instruments at fair value on a recurring basis in the balance sheets. Forward MBS trades are exchange-traded or traded within highly active dealer markets. In order to determine the fair value of these instruments, the Bank utilizes the exchange price or dealer market price for the particular derivative contract; therefore, these contracts are classified as Level 2. In addition, the Bank enters into interest rate locks with prospective borrowers. These commitments are carried at fair value based on the fair value of underling mortgage loans which are based on observable market data. These commitments are classified as Level 2 in the fair value disclosures, as the valuations are based on market observable inputs.

Fair Value of Assets Measured on a Nonrecurring Basis

Certain assets and liabilities are measured at fair value on a nonrecurring basis. The Bank records loans considered collateral dependent at their fair value. A loan is considered collateral dependent if it is probable the Bank will be unable to collect all amounts due according to the contractual terms of the loan agreement. Fair value is measured at the fair value of the collateral for collateral-dependent loans. Collateral dependent loans are classified as Level 2 unless appraised value is either not available, management has determined fair value of the collateral is further impaired below appraised value when the Bank is a seller of collateral, or there is no observable market price.

Other real estate owned are initially recorded at fair value less estimated costs to sell. The fair value of other real estate owned is based on property appraisals and an analysis of similar properties available. The Bank classifies repossessed assets as Level 2 assets. The Bank’s impaired loans are included in note 3.

The carrying amounts and estimated fair values of financial instrument as of June 30, 2024 and December 31, 2023, were as follows:

	Carrying	Fair
	Amount	Value	Level 1	Level 2	Level 3
June 30, 2024
Financial assets:
Cash and due from banks	$8,565	$8,565	$8,565	$—	$—
Interest-bearing cash equivalents	$50,850	$50,850	$50,850	$—	$—
Securities available for sale	$249,196	$249,196	$—	$249,196	$—
Loans held for sale	$34,891	$34,891	$—	$34,891	$—
Loans held for investment, net	$717,094	$683,839	$—	$—	$683,839
Derivative assets	$541	$541	$—	$541	$—
Mortgage servicing rights	$1,032	$1,942	$—	$1,942	$—
Accrued interest receivable	$5,820	$5,820	$—	$—	$5,820
Financial Liabilities:
Deposits	$770,623	$678,018	$—	$678,018	$—
Escrows	$9,479	$9,479	$9,479	$—	$—
Other borrowings	$218,500	$217,826	$—	$217,826	$—
Accrued interest payable	$3,327	$3,327	$—	$—	$3,327

December 31, 2023
Financial assets:
Cash and due from banks	$5,795	$5,795	$5,795	$—	$—
Interest-bearing cash equivalents	$81,313	$81,313	$81,313	$—	$—
Securities available for sale	$249,898	$249,898	$—	$249,898	$—
Loans held for sale	$22,576	$22,576	$—	$22,576	$—
Loans held for investment, net	$659,481	$661,600	$—	$—	$661,600
Derivative assets	$184	$184	$—	$184	$—
Mortgage servicing rights	$2,231	$6,934	$—	$6,934	$—
Accrued interest receivable	$5,506	$5,506	$—	$—	$5,506
Financial Liabilities:
Deposits	$769,288	$706,000	$—	$706,000	$—
Escrows	$11,774	$11,774	$11,774	$—	$—
Other borrowings	$172,200	$171,160	$—	$171,160	$—
Accrued interest payable	$524	$524	$—	$—	$524